                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
                   LETTER TO THE SHAREHOLDERS June 30, 1997
               Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter Tax-Free Daily Income Trust for the six-month period ended June 30, 1997.

The most noteworthy news for the tax-free money market during the first half of 1997 was the Federal Reserve Board's 25 basis point increase in the federal-funds rate. That move came midway through the period, following the Federal Open Market Committee's meeting in late March. During the second quarter, however, favorable inflation reports and moderate economic growth kept the Federal Reserve on the sidelines. In the absence of outside influences, the movement of tax-free money market interest rates was driven primarily by seasonal changes in supply and demand.

Yields moved higher for securities maturing in six months to one year, the long end of the municipal money market. The Bond Buyer One Year Note Index, a benchmark indicator of longer-term municipal money market yields, rose from
3.51 percent at the end of December to 3.85 percent at the end of March. During the second quarter, the Index peaked at 3.96 percent in late April when pressures related to the tax payment season caused all municipal money market yields to increase. At the end of June, the Index stood at 3.85 percent, unchanged from the end of the first quarter.

By the end of June, the ratio of the One Year Note Index to the yield for one-year U.S. Treasury Bills was 68 percent, up from 64 percent at the end of 1996. This higher ratio indicates that yields in this sector of the municipal money market became more attractive in relation to Treasuries with comparable maturities.

At the short end of the tax-free money market maturity range, variable rate demand obligations (VRDOs) with daily and weekly rate changes conformed to the recurring pattern of wide interest rate swings and the predictable timing of highs and lows. The low for weekly VRDO yields was set at 2.85 percent during the first week of January when positive cash flows were the strongest. The high yield of 4.50 percent came at the end of April along with the heavy seasonal outflows associated with tax payments. Improved cash inflow in May and early June caused weekly VRDO yields to drop to 3.35 percent by the first week of June before rising again to 4.125 percent in late June.

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
             LETTER TO THE SHAREHOLDERS June 30, 1997, continued

PORTFOLIO MANAGEMENT AND PERFORMANCE

Dean Witter Tax-Free Daily Income Trust produced a total return of 1.45 percent for the six-month period ended June 30, 1997. Thirty-day yields for the Fund ranged from a low of 2.67 percent for the month of March to a high of 3.16 percent for May.

On June 30, the Fund's net assets exceeded $520 million, with 65 percent of the Fund's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 24 percent and 11 percent of the portfolio, respectively. The Fund was broadly diversified geographically, with holdings in 33 states.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for money market investments.

The Fund's weighted average maturity moved within a range of 34 to 56 days during the six-month period. Normally, seasonal purchases of new one-year tax and revenue anticipation notes (TRANs) cause the average maturity to extend during the month of June. However, because attractive yields were available for shorter maturities and new one-year financings were aggressively priced, the incentive to extend maturities was reduced this year. At the end of June, the Fund's weighted average maturity was 54 days.

LOOKING FORWARD

The economy has enjoyed steady growth with low inflation for a prolonged period, which has produced a tightened labor market. If this low unemployment continues, it could produce wage pressures and threaten price stability. In the months ahead, we anticipate that the Federal Reserve will be watchful for any signs of accelerating wage and price increases, which could prompt further tightening of monetary policy. In such an environment, the weighted average maturity for the Fund's portfolio would be held in a moderate range, to maintain investment flexibility.

We appreciate your support of Dean Witter Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely,

/s/ Charles A. Fiumefreddo
--------------------------
    CHARLES A. FIUMEFREDDO
    Chairman of the Board

DEAN WITTER TAX-FREE DAILY INCOME TRUST
RESULTS OF SPECIAL MEETING (unaudited)

On May 21, 1997, a special meeting of the shareholders of Dean Witter Tax-Free Daily Income Trust was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For .......................................  286,077,114
Against  ..................................   12,854,767
Abstain  ..................................   19,793,918

(2) ELECTION OF TRUSTEES:

Michael Bozic
For .......................................  302,807,852
Withheld ..................................   15,917,947

Charles A. Fiumefreddo
For .......................................  302,781,080
Withheld ..................................   15,944,719

Edwin J. Garn
For .......................................  302,225,317
Withheld ..................................   16,500,482

John R. Haire
For .......................................  302,904,184
Withheld ..................................   15,821,615

Wayne E. Hedien
For .......................................  302,992,034
Withheld ..................................   15,733,765

Dr. Manuel H. Johnson
For .......................................  302,099,623
Withheld...................................   16,626,176

Michael E. Nugent
For .......................................  302,745,444
Withheld ..................................   15,980,355

Philip J. Purcell
For .......................................  303,073,864
Withheld ..................................   15,651,935

John L. Schroeder
For .......................................  303,034,176
Withheld ..................................   15,691,623

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

For .......................................  271,287,980
Against  ..................................   22,608,452
Abstain  ..................................   24,829,367

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

For .......................................  299,862,704
Against  ..................................    3,379,196
Abstain  ..................................   15,483,899

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
              PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    CURRENT    DEMAND
 THOUSANDS                                                                     RATE+      DATE*        VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (65.8%)
            CALIFORNIA
            California Pollution Control Financing Authority,
   $7,800    Pacific Gas & Electric Co 1997 Ser A ...........................   3.85%   07/01/97    $7,800,000
    4,000    Southern California Edison Co 1986 Ser A .......................   5.20    07/01/97     4,000,000
    2,500    Southern California Edison Co 1986 Ser C .......................   5.20    07/01/97     2,500,000
    8,000   California Public Capital Improvements Financing Authority,
             Pooled Ser 1988 C  .............................................   3.85    09/15/97     8,000,000
    4,000   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992 &
             1996 Ser A .....................................................   4.00    07/01/97     4,000,000
    4,200   Southern California Public Power Authority, Transmission 1991
             Refg (AMBAC)  ..................................................   3.90    07/08/97     4,200,000
            COLORADO
    9,000   Colorado Health Facilities Authority, Kaiser Permanente 1994 Ser
             A ..............................................................   4.10    07/08/97     9,000,000
            CONNECTICUT
   10,000   Connecticut Special Assessment, Unemployment Compensation 1993
             Ser C (FGIC) ...................................................   3.90    07/01/98    10,000,000
            DISTRICT OF COLUMBIA
    4,800   District of Columbia, The American University Ser 1985 ..........   4.20    07/08/97     4,800,000
            FLORIDA
    9,800   Dade County, Water & Sewer Ser 1994 (FGIC) ......................   4.15    07/08/97     9,800,000
   17,900   Dade County Industrial Development Authority, Dolphins Stadium
             Ser 1985 A .....................................................   4.15    07/08/97    17,900,000
    9,100   University Athletic Association, University of Florida Ser 1990 .   4.00    07/01/97     9,100,000
            GEORGIA
   11,800   Burke County Development Authority, Ogelthorpe Power Co Ser 1994
             A (FGIC) .......................................................   4.15    07/08/97    11,800,000
   12,000   Georgia Municipal Association, Pool Ser 1990 COPs (MBIA) ........   4.15    07/08/97    12,000,000
            HAWAII
    5,000   Hawaii Department of Budget & Finance, Kaiser Permanente
             Semiannual Tender Ser 1984 B  ..................................   3.50    09/02/97     5,000,000
            IDAHO
    1,000   Idaho Health Facilities Authority, St. Luke's Regional Medical
             Center Ser 1995  ...............................................   4.10    07/01/97     1,000,000
            ILLINOIS
    7,000   Chicago, Tender Notes Ser 1996 ..................................   3.55    10/31/97     7,000,000
   10,000   Illinois Educational Facilities Authority, Northwestern
             University Ser 1988  ...........................................   4.30    07/08/97    10,000,000
    7,100   Illinois Health Facilities Authority, Northwestern Memorial
             Hospital Ser 1995  .............................................   4.25    07/01/97     7,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
         PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    CURRENT    DEMAND
 THOUSANDS                                                                     RATE+      DATE*        VALUE
----------------------------------------------------------------------------------------------------------------
   $10,000  Illinois Toll Highway Authority, Refg Ser 1993-B (MBIA) .........  4.15 %   07/08/97    $10,000,000
    10,000  Oak Forest, Homewood South Suburban Mayors & Managers Assn
             Ser 1989 .......................................................  4.15     07/08/97     10,000,000
            INDIANA
    10,000  Indiana Hospital Equipment Financing Authority, Ser 1985 A
             (MBIA) .........................................................  4.25     07/08/97     10,000,000
            KENTUCKY
     9,150  Mason County, East Kentucky Power Co-op Inc Ser 1984 (NRU-CFC
             Gtd)  ..........................................................  4.20     07/08/97      9,150,000
            LOUISIANA
     1,000  East Baton Rouge Parish, Exxon Corp Ser 1993  ...................  4.05     07/01/97      1,000,000
     4,100  Louisiana Public Facilities Authority, Kenner Hotel Ltd
             Partnership Ser 1985 ...........................................  4.15     07/01/97      4,100,000
    10,000  New Orleans Aviation Board, Ser 1993 B (MBIA) ...................  4.15     07/08/97     10,000,000
            MASSACHUSETTS
     7,000  Massachusetts Bay Transportation Authority, 1984 Ser A ..........  3.45     09/02/97      7,000,000
     5,000  Massachusetts Municipal Wholesale Electric Company, Power Supply
             1994 Ser C .....................................................  4.10     07/08/97      5,000,000
            MINNESOTA
     1,900  Beltrami County, Environmental Northwood Panelboard Co Ser 1991 .  4.10     07/01/97      1,900,000
     4,700  Minneapolis & St Paul Housing & Redevelopment Authority,
             Childrens' Health Care Ser 1995 B (FSA)  .......................  4.30     07/01/97      4,700,000
            MISSOURI
            Missouri Health & Educational Facilities Authority,
    10,000   Sisters of Mercy Health System St Louis Inc Ser 1989 A  ........  4.15     07/08/97     10,000,000
     5,000   Washington University Ser 1996 C ...............................  4.10     07/01/97      5,000,000
            NEW JERSEY
     4,000  Gloucester County, Mobil Oil Refining Corp Ser 1993 A ...........  3.75     07/08/97      4,000,000
            New Jersey Economic Development Authority,
     2,500   Toys "R" Us Inc  ...............................................  3.75     07/01/97      2,500,000
     3,100   United Water New Jersey Inc Ser 1996 B (AMBAC) .................  3.75     07/01/97      3,100,000
            NEW YORK
       300  New York State Dormitory Authority, Cornell University Ser 1990
             B  .............................................................  4.00     07/01/97        300,000
            NORTH CAROLINA
     6,000  Asheville, Ser 1993 A COPs ......................................  4.05     07/08/97      6,000,000
     5,000  North Carolina Medical Care Commission, Duke University Hospital
             Ser 1985 B .....................................................  4.075    07/08/97      5,000,000
            OHIO
     9,900  Columbus, Unlimited Tax Ser 1995-1 ..............................  4.10     07/08/97      9,900,000
     2,100  Ohio Air Quality Development Authority, Mead Co 1986 Ser A ......  4.00     07/01/97      2,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
         PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    CURRENT    DEMAND
 THOUSANDS                                                                     RATE+      DATE*        VALUE
----------------------------------------------------------------------------------------------------------------
            OKLAHOMA
   $11,695  Oklahoma Water Resources Board, State Loan Prog Ser 1994 A & Ser
             1995 ...........................................................   3.50%   09/02/97    $11,695,000
            OREGON
     3,500  Oregon, Ser 73 G ................................................   4.05    07/08/97      3,500,000
            PENNSYLVANIA
     2,500  Delaware County Industrial Development Authority, United Parcel
             Service of America Ser 1985  ...................................   4.00    07/01/97      2,500,000
     5,000  Pennsylvania Higher Education Facilities Authority, Thomas
             Jefferson University 1992 Ser C  ...............................   3.85    09/23/97      5,000,000
            SOUTH CAROLINA
            York County,
     8,000   North Carolina Electric Membership Corp, Ser 1984 N-5 (NRU-CFC
             Gtd)  ..........................................................   3.55    09/15/97      8,000,000
     8,815   Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC
             Gtd) ...........................................................   3.50    08/15/97      8,815,000
            TENNESSEE
     5,000  Metropolitan Nashville Airport Authority, American Airlines Refg
             Ser 1995 A .....................................................   4.10    07/01/97      5,000,000
            TEXAS
    10,000  Texas, Veterans' Housing Assistance Fund I Ser 1995 .............   4.15    07/08/97     10,000,000
            UTAH
     7,000  Intermountain Power Agency, 1985 Ser F ..........................   3.55    09/15/97      7,000,000
            WEST VIRGINIA
     5,000  Pleasants County Commission, American Cyanamid Co Ser 1985 ......   4.25    07/08/97      5,000,000
            WISCONSIN
    10,000  Wisconsin Health & Educational Facilities Authority, Franciscan
             Health Care Inc Ser 1985 A-1  ..................................   4.15    07/08/97     10,000,000
                                                                                                    -----------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Amortized Cost $342,260,000) ...................................                       342,260,000
                                                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
         PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                    COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT COMMERCIAL PAPER (24.6%)
            ALABAMA
   $6,200   Montgomery Industrial Development Board, General Electric Co Ser
             1990 A .........................................................  3.65%   08/07/97      3.65%      $6,200,000
            ARIZONA
    6,450   Maricopa County Pollution Control Corporation, Southern
             California Edison Co 1985 Ser C ................................  3.35    07/10/97      3.35        6,450,000
            FLORIDA
    5,500   Palm Beach County Health Facilities Authority, Hospital Pooled
             Loan (MBIA)  ...................................................  3.60    07/23/97      3.60        5,500,000
            GEORGIA
            Georgia Municipal Gas Authority,
    5,000    Southern Portfolio I Ser D .....................................  3.70    07/24/97      3.70        5,000,000
    6,400    TRANSCO Portfolio I Ser B-2  ...................................  3.75    09/17/97      3.75        6,400,000
            HAWAII
    6,200   Hawaii Department of Budget & Finance, Citizens Utilities Co Ser
             1985 ...........................................................  3.85    08/11/97      3.85        6,200,000
            LOUISIANA
    8,200   Plaquemines Port Harbor & Terminal District, Electric-Coal
             Transfer Co Ser 1985 B .........................................  3.75    10/08/97      3.75        8,200,000
            MARYLAND
            Baltimore County,
    5,000    Ser 1995 BANs ..................................................  3.80    08/06/97      3.80        5,000,000
    6,000    Ser 1995 BANs ..................................................  3.70    09/09/97      3.70        6,000,000
    8,000    Metro District Ser 1995 BANs ...................................  3.80    09/11/97      3.80        8,000,000
            MINNESOTA
    4,500   Rochester, Mayo Foundation/Mayo Medical Center Ser 1992 B .......  3.80    08/20/97      3.80        4,500,000
            OHIO
    5,000   Ohio Air Quality Development Authority, Cleveland Electric
             Illuminating Co 1988 Ser B (FGIC)  .............................  3.70    08/06/97      3.70        5,000,000
            PENNSYLVANIA
            Pennsylvania,
    5,000    Ser 1997 A BANs ................................................  3.75    08/12/97      3.75        5,000,000
    4,900    Ser 1997 A BANs ................................................  3.75    08/19/97      3.75        4,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
         PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                    COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            TEXAS
   $11,000  Houston, 1993 Ser A .............................................  3.75 %  09/16/97      3.75%     $ 11,000,000
            San Antonio,
     6,000   Electric & Gas Ser 1995 A ......................................  3.75    07/29/97      3.75         6,000,000
     6,000   Electric & Gas Ser 1995 A ......................................  3.75    08/28/97      3.75         6,000,000
            WASHINGTON
            Seattle,
     9,000   Municipal Light & Power Ser 1991 B .............................  3.70    07/22/97      3.70         9,000,000
     3,000   Municipal Light & Power Ser 1991 B .............................  3.70    08/26/97      3.70         3,000,000
            WISCONSIN
            Wisconsin,
     5,665   1997 Ser A .....................................................  3.60    08/26/97      3.60         5,665,000
     5,000   Transportation Notes 1997 Ser A ................................  3.65    08/14/97      3.65         5,000,000
                                                                                                              -------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Amortized Cost $128,015,000) .                                   128,015,000
                                                                                                              -------------
            SHORT-TERM MUNICIPAL NOTES (11.4%)
            COLORADO
     5,000  Colorado, Ser 1997 A TRANs, dtd 07/01/97 (WI) ...................  4.50    06/26/98      3.86         5,030,350
            IDAHO
     5,000  Idaho, Ser 1997 TANs, dtd 07/01/97 (WI)  ........................  4.625   06/30/98      3.89         5,035,750
            INDIANA
     5,000  Indiana Bond Bank, Advance Funding Ser 1997 A-2, dtd 02/04/97 ...  4.25    01/21/98      3.70         5,014,850
     3,025  Indianapolis Local Improvement Bond Bank, Ser 1997 C Notes,
             dtd 06/19/97 ...................................................  4.375   01/08/98      3.76         3,034,535
            IOWA
     5,570  Iowa School Corporations, Warrant Certificates Ser A 1997-98
             (FSA), dtd 06/26/97 ............................................  4.50    06/26/98      3.89         5,602,226
            MICHIGAN
    10,000  Michigan, Notes, dtd 02/12/97 ...................................  4.50    09/30/97      3.47        10,025,242
    10,000  Michigan Municipal Bond Authority, Ser 1996 A Notes, dtd
             07/03/96 .......................................................  4.50    07/03/97      3.90        10,000,316
            PENNSYLVANIA
     4,000  Temple University, Ser 1997, dtd 05/19/97 .......................  4.75    05/18/97      3.90         4,028,749
            TEXAS
     5,000  Texas, Ser 1996 TRANs, dtd 08/30/96  ............................  4.75    08/29/97      3.97         5,006,062
            UTAH
     2,750  Davis County, Ser 1997 TRANs, dtd 06/30/97 ......................  4.25    12/31/97      3.75         2,756,701

                       SEE NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
         PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                    COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            WISCONSIN
   $3,800   Wisconsin, Operating Notes of 1997, dtd 07/01/97 (WI)  ..........  4.50%   06/15/98      3.85 %      $3,822,762
                                                                                                              -------------
            TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $59,357,543) ...                                    59,357,543
                                                                                                              -------------
            TOTAL INVESTMENTS (Amortized Cost $529,632,543)(a)  .............                       101.8 %     529,632,543
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS  .................                        (1.8)       (9,597,102)
                                                                                                              -------------
            NET ASSETS  .....................................................                       100.0 %    $520,035,441
                                                                                                    =======   =============


------------
BANs    Bond Anticipation Notes.
COPs    Certificates of Participation.
TANs    Tax Anticipation Notes.
TRANs   Tax and Revenue Anticipation Notes.
WI      Security purchased on a when issued basis.
+       Rate shown is the rate in effect at June 30, 1997.
*       Date in which the principal amount can be recovered through demand.
(a)     Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
AMBAC   AMBAC Indemnity Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
                             FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (amortized cost $529,632,543)...........  $529,632,543
Cash.....................................     3,938,342
Receivable for:
  Investment sold........................    10,000,000
  Interest ..............................     3,434,231
Prepaid expenses and other assets .......        83,645
                                         --------------
  TOTAL ASSETS...........................   547,088,761
                                         --------------
LIABILITIES:
Payable for:
  Investments purchased..................    23,888,862
  Shares of beneficial interest
   repurchased...........................     2,814,038
  Investment management fee..............       219,984
  Plan of distribution fee...............        44,267
Accrued expenses and other payables .....        86,169
                                         --------------
  TOTAL LIABILITIES......................    27,053,320
                                         --------------
NET ASSETS:
Paid-in-capital..........................   520,037,420
Accumulated undistributed net investment
 income..................................           529
Accumulated net realized loss............        (2,508)
                                         --------------
  NET ASSETS.............................  $520,035,441
                                         ==============
NET ASSET VALUE PER SHARE,
 520,037,420 shares outstanding
 (unlimited shares authorized of $.01
 par value)..............................         $1.00
                                                  =====

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME..........................  $  9,682,356
                                         --------------
EXPENSES
Investment management fee................     1,329,196
Plan of distribution fee.................       257,292
Transfer agent fees and expenses.........       194,109
Shareholder reports and notices .........        33,513
Registration fees........................        31,942
Professional fees........................        26,848
Custodian fees...........................        13,735
Trustees' fees and expenses .............         8,285
Other....................................         3,860
                                         --------------
  TOTAL EXPENSES ........................     1,898,780
  LESS: EXPENSE OFFSET ..................       (13,735)
                                         --------------
  NET EXPENSES...........................     1,885,045
                                         --------------
NET INVESTMENT INCOME AND NET INCREASE...  $  7,797,311
                                         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
                       FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX     FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                         JUNE 30, 1997  DECEMBER 31, 1996
-----------------------------------------------------------------------------------------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................  $  7,797,311     $ 15,359,674
Net realized gain .....................................       --                12,513
                                                         ------------     ------------
  NET INCREASE ........................................     7,797,311       15,372,187
Dividends from net investment income...................    (7,797,388)     (15,359,493)
Net increase (decrease) from transactions in shares of
 beneficial interest...................................    (1,843,835)         214,584
                                                         ------------     ------------
  NET INCREASE (DECREASE)..............................    (1,843,912)         227,278
NET ASSETS:
Beginning of period....................................   521,879,353      521,652,075
                                                         ------------     ------------
  END OF PERIOD
  (Including undistributed net investment income of
  $529 and $606, respectively).........................  $520,035,441     $521,879,353
                                                         ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
           NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland in 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
      NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1997 aggregated $588,695,268 and $579,495,000, respectively.

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
      NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $12,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,224. At June 30, 1997, the Fund had an accrued pension liability of $47,415 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 FOR THE SIX       FOR THE YEAR
                                                MONTHS ENDED           ENDED
                                                JUNE 30, 1997    DECEMBER 31, 1996
                                                -------------   ------------------
                                                 (UNAUDITED)
Shares sold ..................................   565,061,486       1,127,357,086
Shares issued in reinvestment of dividends  ..     7,797,388          15,359,493
                                                ------------    ----------------
                                                 572,858,874       1,142,716,579
Shares repurchased ...........................  (574,702,709)     (1,142,501,995)
                                                ------------    ----------------
Net increase (decrease) in shares
 outstanding..................................    (1,843,835)            214,584
                                                ============    ================

6. FEDERAL INCOME TAX STATUS

At December 31, 1996, the Fund had a net capital loss carryover of approximately $2,500 which will be available through December 31, 2002 to offset future capital gains to the extent provided by regulations.

                   DEAN WITTER TAX-FREE DAILY INCOME TRUST
                             FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31
                                         MONTHS ENDED   ------------------------------------------------
                                         JUNE 30, 1997     1996      1995      1994      1993     1992
   -----------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..     $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                            -------      -------   -------   -------   -------   -------
Net investment income..................       0.014        0.028     0.032     0.022     0.018     0.024
Less dividends from net income.........      (0.014)      (0.028)   (0.032)   (0.022)   (0.018)   (0.024)
                                            -------      -------   -------   -------   -------   -------
Net asset value, end of period.........     $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                            =======      =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN+ ..............        1.45% (1)    2.83%     3.22%     2.25%     1.85%     2.39%
RATIOS TO AVERAGE NET ASSETS:
Expenses...............................        0.71% (2)(3)   0.71%   0.72%     0.71%     0.71%     0.68%
Net investment income..................        2.90% (2)    2.76%     3.16%     2.22%     1.83%     2.37%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..............................        $520         $522      $522      $544      $568      $670

------------
 + Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                DEAN WITTER
                               TAX-FREE DAILY
                                INCOME TRUST

                              Semiannual Report
                                June 30, 1997


TRUSTEES
--------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
--------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
--------------
Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------
Price  Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express and opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.